Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expenses (Parenthetical) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Secondary offering expenses	$ (89)	$ (5,158)	$ (453)
Intangible assets and costs related to potential acquisition of business			158
Other Non-Recurring Costs	2,014
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Secondary offering expenses		5,158	$ 453
Other Non-Recurring Costs	$ 2,014
PrimeiroPay
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Transaction costs related to acquisition		$ 687